Summary of Significant Accounting Policies - Foreign Currency Remeasurement and Translation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Foreign currency translation gain (loss)	$ (1.9)	$ 0.5	$ (3.1)	$ 4.8